SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS (Details)	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Net operating losses, federal	$ 10,985,067
Net operating losses, federal	$ 4,225,813